Annual Total Returns (Bar Chart) (Invesco Mid Cap Basic Value Fund, Class A, Invesco Mid Cap Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco Mid Cap Basic Value Fund | Class A, Invesco Mid Cap Basic Value Fund
Annual Total Return
'02	(17.70%)
'03	37.06%
'04	16.31%
'05	10.37%
'06	8.47%
'07	9.30%
'08	(51.38%)
'09	83.23%
'10	19.25%